RETIREMENT BENEFIT PLANS (Weighted Average Assumptions) (Details) (Foreign Pension Plans, Defined Benefit)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.40%	4.20%	4.70%
Expected return on plan assets	3.60%	3.00%	2.90%
Rate of compensation increase	0.00%	0.00%	0.00%